Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2020	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	291	655	-	-	946
Trade and other receivables	1,093	-	-	-	1,093
Other financial assets - current	56	436	-	-	492
Other financial assets - non-current (see note 13)	38	-	42	17	97
Current indebtedness	(120)	-	-	-	(120)
Trade payables (see note 14)	(177)	-	-	-	(177)
Accruals (see note 14)	(609)	-	-	-	(609)
Other financial liabilities - current (1)	(130)	(2)	-	-	(132)
Long-term indebtedness	(3,699)	-	-	-	(3,699)
Other financial liabilities - non current (see note 15) (2)	(245)	(5)	-	-	(250)
Total	(3,502)	1,084	42	17	(2,359)

December 31, 2019	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	335	490	-	-	825
Trade and other receivables	1,167	-	-	-	1,167
Other financial assets - current	98	435	-	-	533
Other financial assets - non-current (see note 13)	45	-	29	-	74
Current indebtedness	(579)	-	-	-	(579)
Trade payables (see note 14)	(265)	-	-	-	(265)
Accruals (see note 14)	(801)	-	-	-	(801)
Other financial liabilities - current (1)(3)	(365)	(7)	-	(62)	(434)
Long-term indebtedness	(2,676)	-	-	-	(2,676)
Other financial liabilities - non current (see note 15) (2)	(253)	(3)	-	-	(256)
Total	(3,294)	915	29	(62)	(2,412)

(1)	Includes lease liabilities of $ 79 million (2019—$69 million).
(2)	Includes lease liabilities of $ 245 million (2019—$253 million).
(3)
Includes a commitment to repurchase up to $200 million of common shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 16.

Summmary of Information Regarding Notes Repaid
The following table provides information regarding notes that the Company issued and repaid in the six months ended June 30, 2020.

MONTH/YEAR	TRANSACTION	PRINCIPAL AMOUNT (IN MILLIONS)
Notes issued
May 2020	2.239% Notes, due 2025	C$1,400
Notes repaid
January 2020	3.309% Notes, due 2021	C$550
January 2020	3.95% Notes, due 2021	US$139

Cross-currency Risk Exposures Interest Rate Swaps
The details of
these
instrument
s
are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
2020 Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

The ineffective portion of the cash flow hedges recognized through earnings was a gain of $7 million, which was recorded in “Other finance (costs) income” in the consolidated income statement
,
 was
reclassified from “Cash flow hedges adjustments to net earnings” in the consolidated statement of comprehensive income
,
for the three and six months ended June 30, 2020.

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2020	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset )
Commercial paper	120	-	120	-
C$1,400 , 2.239 % Notes, due 2025	1,022	(17)	1,053	(17)
$600 , 4.30 % Notes, due 2023	596	-	662	-
$450, 3.85% Notes, due 2024 (1)	240	-	262	-
$500 , 3.35 % Notes, due 2026	497	-	544	-
$350, 4.50% Notes, due 2043 (1)	116	-	126	-
$350 , 5.65 % Notes, due 2043	342	-	470	-
$400 , 5.50 % Debentures, due 2035	395	-	498	-
$500 , 5.85 % Debentures, due 2040	491	-	630	-
Total	3,819	(17)	4,365	(17)
Current portion	120	-
Long-term portion	3,699	(17)

	Carrying Amount		Fair Value
December 31, 2019	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	1	-	1	-
C$550 , 3.309 % Notes, due 2021	435	62	435	62
$350, 3.95% Notes, due 2021 (1)	143	-	143	-
$600 , 4.30 % Notes, due 2023	596	-	639	-
$450, 3.85% Notes, due 2024 (1)	240	-	254	-
$500 , 3.35 % Notes, due 2026	496	-	513	-
$350, 4.50% Notes, due 2043 (1)	116	-	120	-
$350 , 5.65 % Notes, due 2043	342	-	412	-
$400 , 5.50 % Debentures, due 2035	395	-	447	-
$500 , 5.85 % Debentures, due 2040	491	-	592	-
Total	3,255	62	3,556	62
Current portion	579	62
Long-term portion	2,676	-

(1)	Notes were partially redeemed in October 2018.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2020				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	655	-	655

Warrants (1)	-	-	436	436

Financial assets at fair value through earnings	-	655	436	1,091

Financial assets at fair value through other comprehensive income (2)	21	21	-	42

Derivatives used for hedging (3)	-	17	-	17

Total assets	21	693	436	1,150

Liabilities

Contingent consideration (4)	-	-	(7)	(7)

Financial liabilities at fair value through earnings	-	-	(7)	(7)

Total liabilities	-	-	(7)	(7)

December 31, 2019				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	490	-	490

Warrants (1)	-	-	435	435

Financial assets at fair value through earnings	-	490	435	925

Financial assets at fair value through other comprehensive income (2)	2	27	-	29

Total assets	2	517	435	954

Liabilities

Forward exchange contracts (5)	-	(7)	-	(7)

Contingent consideration (4)	-	-	(3)	(3)

Financial liabilities at fair value through earnings	-	(7)	(3)	(10)

Derivatives used for hedging (3)	-	(62)	-	(62)

Total liabilities	-	(69)	(3)	(72)

(1)	Warrants related to the Company’s equity method investment in Refinitiv (see note 9).
(2)	Investments in entities over which the Company does not have control, joint control or significant influence.
(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(4)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(5)	Used to manage foreign exchange risk on cash flows excluding indebtedness.

Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement
The following reflects the change in the fair value of the Refinitiv
w
arrants, which are a level 3 in the fair value measurement hierarchy, for the six months ended June 30, 2020:

Six months ended June 30,

2020
December 31, 2019	435
Gain recognized within other operating gains, net	1
June 30, 2020	436